CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Preferred Stock	Common Stock Issued and Outstanding	Common Stock Committed to be issued	Capital In Excess Par Value	Deficit Accumulated Prior to Development Stage Commencing October 11, 2005		Deficit Accumulated During the Development Stage Commencing October 11,2005		Noncontrolling Interests In Omagine Llc		Total
Balances at Oct. 10, 2005	$ 108	$ 5,668		$ 13,797,424	$ (9,201,144)						$ 4,602,056
Balances (in shares) at Oct. 10, 2005	108,350	5,667,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock for common stock	(1)	10		(9)
Conversion of preferred stock for common stock (in shares)	(1,250)	10,000
Issuance of preferred stock dividends in common stock				1,457							1,457
Issuance of preferred stock dividends in common stock (shares)		348
Beneficial conversion feature of Convertible Debenture				132,208							132,208
Value of warrant attached to Convertible Debenture				69,421							69,421
Reduction of preferred stock dividends accrual							116,705				116,705
Net loss							(5,534,319)				(5,534,319)
Balances at Dec. 31, 2005	107	5,678		14,000,501	(9,201,144)	[1]	(5,417,614)	[1]			(612,472)
Balances (in shares) at Dec. 31, 2005	107,100	5,677,917				[1]		[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		10		19,990		[1]		[1]			20,000
Issuance of common stock for cash (in shares)		10,000				[1]		[1]
Issuance of common stock upon conversion of debentures		495		196,882		[1]		[1]			197,377
Issuance of common stock upon conversion of debentures (in shares)		495,032
Conversion of preferred stock for common stock	(20)	161		(141)		[1]		[1]
Conversion of preferred stock for common stock (in shares)	(20,163)	161,300
Issuance of preferred stock dividends in common stock		78		63,946		[1]		[1]			64,024
Issuance of preferred stock dividends in common stock (shares)		78,343
Stock option expense				56,791		[1]		[1]			56,791
Beneficial conversion feature of Convertible Debenture				52,778		[1]		[1]			52,778
Preferred stock dividends						[1]	(21,042)	[1]			(21,042)
Net loss						[1]	(767,951)	[1]			(767,951)
Balances at Dec. 31, 2006	87	6,422		14,390,747	(9,201,144)	[1]	(6,206,607)	[1]			(1,010,495)
Balances (in shares) at Dec. 31, 2006	86,937	6,422,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		1		749		[1]		[1]			750
Issuance of common stock for consulting services (in shares)		1,250
Issuance of common stock for cash		570		754,430		[1]		[1]			755,000
Issuance of common stock for cash (in shares)		570,000
Purchase of common stock for cash				(3)		[1]		[1]			(3)
Purchase of common stock for cash (in shares)		(2)
Issuance of common stock upon conversion of debentures		548		126,396		[1]		[1]			126,944
Issuance of common stock upon conversion of debentures (in shares)		547,526
Issuance of common stock in payment of accounts payable		560		341,470		[1]		[1]			342,030
Issuance of common stock in payment of accounts payable (in shares)		560,067
Issuance of common stock upon exercise of warrants		296		1,038,829		[1]		[1]			1,039,125
Issuance of common stock upon exercise of warrants (in shares)		295,866
Preferred stock and dividends converted to common stock	(87)	720		122,808		[1]		[1]			123,441
Preferred stock and dividends converted to common stock (in shares)	(86,937)	720,188
Cancellation of common stock issued for consulting services		(9)		(10,942)		[1]		[1]			(10,951)
Cancellation of common stock issued for consulting services (in shares)		(9,000)
Stock option expense				20,187		[1]		[1]			20,187
Preferred stock dividends						[1]	(123,441)	[1]			(123,441)
Net loss						[1]	(1,043,190)	[1]			(1,043,190)
Balances at Dec. 31, 2007		9,108		16,784,671	(9,201,144)	[1]	(7,373,238)	[1]			219,397
Balances (in shares) at Dec. 31, 2007		9,108,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		3		7,498		[1]		[1]			7,501
Issuance of common stock for consulting services (in shares)		2,230
Issuance of common stock for cash		110		235,090		[1]		[1]			235,200
Issuance of common stock for cash (in shares)		109,500
Stock option expense				60,629		[1]		[1]			60,629
Contribution of common stock to 401K Plan		20		52,480		[1]		[1]			52,500
Contribution of common stock to 401(k) Plan (in shares)		20,192
Issuance of common stock in satisfaction of SEDA commitment fees		46		149,954		[1]		[1]			150,000
Issuance of common stock for SEDA commitment fees (in shares)		45,830
Cancellation of common stock		(9)		9		[1]		[1]
Cancellation of common stock (in shares)		(8,712)
Net loss						[1]	(1,307,630)	[1]			(1,307,630)
Balances at Dec. 31, 2008		9,278		17,290,331	(9,201,144)	[1]	(8,680,868)	[1]			(582,403)
Balances (in shares) at Dec. 31, 2008		9,277,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		2		1,398		[1]		[1]			1,400
Issuance of common stock for cash (in shares)		2,000
Stock option expense				112,328		[1]		[1]			112,328
Contribution of common stock to 401K Plan		72		72,428		[1]		[1]			72,500
Contribution of common stock to 401(k) Plan (in shares)		72,500
Sale of stock under Stock Equity Distribution Agreement		1,309		553,691		[1]		[1]			555,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		1,308,877
Net loss						[1]	(1,114,409)	[1]			(1,114,409)
Balances at Dec. 31, 2009		10,661		18,030,176	(9,201,144)		(9,795,277)				(955,584)
Balances (in shares) at Dec. 31, 2009		10,660,904
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for stock splits (in shares)		22
Issuance of common stock for cash		337		304,163		[1]		[1]			304,500
Issuance of common stock for cash (in shares)		336,972
Stock option expense				110,040							110,040
Contribution of common stock to 401K Plan		290		72,210							72,500
Contribution of common stock to 401(k) Plan (in shares)		289,996
Issuance of common stock in payment of salaries payable		82		99,918							100,000
Issuance of common stock in payment of salaries payable (in shares)		82,305
Issuance of common stock for stockholder investor relations		119		47,381							47,500
Issuance of common stock for stockholder investor relations (in shares)		118,750
Sale of stock under Stock Equity Distribution Agreement		619		249,381							250,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		618,697
Net loss							(1,277,001)				(1,277,001)
Balances at Dec. 31, 2010		12,108		18,913,269	(9,201,144)		(11,072,278)				(1,348,045)
Balances (in shares) at Dec. 31, 2010		12,107,646
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		131		264,869		[1]		[1]			265,000
Issuance of common stock for cash (in shares)		130,438
Stock option expense				92,498							92,498
Contribution of common stock to 401K Plan		52		72,448							72,500
Contribution of common stock to 401(k) Plan (in shares)		51,784
Issuance of common stock in satisfaction of SEDA commitment fees		244		299,756							300,000
Issuance of common stock for SEDA commitment fees (in shares)		244,216
Sale of stock under Stock Equity Distribution Agreement (Old)		193		164,807							165,000
Sale of stock under Stock Equity Distribution Agreement (Old) (in shares)		193,442
Sale of stock under Stock Equity Distribution Agreement (New)		111		229,889							230,000
Sale of stock under Stock Equity Distribution Agreement (New) (in shares)		111,175
Stock grant to consultant		15		6,735							6,750
Stock grant to consultant (in shares)		15,000
Stock options exercised by officers			150	187,350							187,500
Stock options exercised by officers (in shares)			150,000
Stock grants to foreign consultants			215	299,495							299,710
Stock grants to foreign consultants (in shares)			215,000
Adjustments for noncontrolling interests in Omagine LLC				90,429					45,416		135,845
Net loss							(1,804,451)				(1,804,451)
Balances at Dec. 31, 2011		12,854	365	20,621,545	(9,201,144)		(12,876,729)		45,416		(1,397,693)
Balances (in shares) at Dec. 31, 2011		12,853,701	365,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services											3,248
Issuance of common stock for consulting services (in shares)											1,994
Issuance of common stock for cash											89,932
Issuance of common stock for cash (in shares)											68,480
Stock option expense				1,320,807							1,320,807
Contribution of common stock to 401K Plan		51		76,199							76,250
Contribution of common stock to 401(k) Plan (in shares)		50,834
Sale of stock under Stock Equity Distribution Agreement (New)		68		89,932							90,000
Sale of stock under Stock Equity Distribution Agreement (New) (in shares)		68,480
Stock grant to consultant		2		3,248							3,250
Stock grant to consultant (in shares)		1,994
Stock options exercised by officers		150	(150)
Stock options exercised by officers (in shares)		150,000	(150,000)
Stock grants to foreign consultants		215	(215)
Stock grants to foreign consultants (in shares)		215,000	(215,000)
Stock Grant to a stockholder relations agent for fees		15		14,985							15,000
Stock Grant to a stockholder relations agent for fees (in shares)		15,000
Issuance of Common Stock for Rights Offering			1,014	1,266,526							1,267,540
Issuance of Common Stock for Rights Offering (in shares)			1,014,032								68,480
Issuance of Common Stock committed for Rights Offering		1,014	(1,014)
Issuance of Common Stock committed for Rights Offering (in shares)		1,014,032	(1,014,032)
Adjustments for noncontrolling interests in Omagine LLC									(24,262)	[1]	(24,262)
Net loss							(2,130,352)	[1]			(2,130,352)
Balances at Sep. 30, 2012		$ 14,369		$ 23,393,242	$ (9,201,144)	[1]	$ (15,007,081)	[1]	$ 21,154		$ (779,460)
Balances (in shares) at Sep. 30, 2012		14,369,041

[1]	As Restated - Note 10